Consolidated Statements of Cash Flows $ in Thousands, $ in Millions	12 Months Ended
	Dec. 31, 2018 MXN ($)	Dec. 31, 2017 MXN ($)	Dec. 31, 2016 MXN ($)
Operating activities
Income before income taxes	$ 6,916,699	$ 8,386,544	$ 5,031,378
Adjustments for:
Gain in business combination (Note 1)		(7,029,200)
Impairment of goodwill (Note 8.1)		4,719,096
Depreciation and amortization (Notes 4, 7 and 8)	1,760,741	1,166,114	529,660
Interest income	(280,623)	(245,787)	(184,569)
Interest expense	1,230,651	618,831	126,186
Other comprehensive income from results of joint venture accounted for by the equity method (Note 9)		(112,345)	(144,248)
Exchange loss	16,373	95,788	719,224
Exchange gain	(295,524)	(262,405)	(384,178)
Working capital variations:
Accounts receivable (Note 6)	(107,608)	(51,155)	(45,258)
Recoverable taxes and other current assets	48,182	54,030	336,485
Other assets		394,972
Trade accounts payable and other liabilities (Note 10)	490,827	154,791	94,586
Total adjustments to reconcile profit (loss)	9,779,718	7,889,274	6,079,266
Income taxes paid (Note 14)	(2,083,398)	(1,858,139)	(1,569,879)
Net cash flows generated from operating activities	7,696,320	6,031,135	4,509,387
Investing activities
Payment for investment increase in Aerostar, net of cash acquired		(183,386)
Payment for acquisition of the subsidiary Airplan		(3,752,081)
Loans collected from joint venture (Note 9)		275,376	325,693
Improvements to assets under concession and acquisition of furniture and equipment (Note 8)	(1,636,325)	(1,471,418)	(1,814,482)
Interest received	265,350	259,717	122,093
Restricted cash and equivalents (Note 5.1)	59,018	(89,361)
Net cash flows used in investing activities	(1,311,957)	(4,961,153)	(1,366,696)
Financing activities
Consideration paid for the non-controlling interest of Airplan	(213,469)
Bank loans received (Note 11)		8,000,000
Bank loans paid (Note 11)	(3,090,124)	(5,339,338)
Long-term debt paid (Note 12)		(102,907)
Interest paid (Note 11)	(1,139,071)	(628,222)	(106,873)
Dividends paid (Note 13)	(2,034,000)	(1,848,000)	(1,683,000)
Net cash flows (used) generated from financing activities	(6,476,664)	81,533	(1,789,873)
(Decrease) increase in cash and cash equivalents	(92,301)	1,151,515	1,352,818
Cash and cash equivalents at the beginning of the year	4,677,454	3,497,635	2,084,160
Exchange (loss) gains on cash and cash equivalents	(646)	28,304	60,657
Cash and cash equivalents at the end of the year	$ 4,584,507	$ 4,677,454	$ 3,497,635